Other income (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Gain on disposal of properties [Member]		Dec. 31, 2012 Gain on disposal of properties [Member]		Dec. 31, 2011 Gain on disposal of properties [Member]		Dec. 31, 2013 Gain on disposal of land [Member]	Dec. 31, 2012 Gain on disposal of land [Member]	Dec. 31, 2011 Gain on disposal of land [Member]	Dec. 31, 2013 Other	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Mar. 31, 2013 LakeshoreWest [Member]	Jun. 30, 2013 Exchange of Easements [Member]	Mar. 31, 2012 Bala Oakville [Member]	Aug. 31, 2011 IC RailMarineTerminal [Member]	Mar. 31, 2011 Lakeshore East [Member]
Component Of Other Income And Expense Nonoperating [Line Items]
Other income	73	315	401	64	[1]	295	[1]	348	[1]	19	20	30	(10)	0	23
Gain on disposals of properties																40	29	281	60	288

[1]	2013 includes $29 million and $40 million for the exchange of easements and the disposal of the Lakeshore West, respectively; 2012 includes $281 million for the disposal of the Bala-Oakville; and 2011 includes $60 million and $288 million for the disposal of substantially all of the assets of IC RailMarine and the Lakeshore East, respectively. See Note 4 - Properties.